VITAL ACQUISITION (Details Narrative)			6 Months Ended
	Aug. 19, 2021 CAD ($) shares	Mar. 25, 2021 CAD ($) $ / shares shares	Jun. 30, 2022 CAD ($)	Dec. 31, 2021 shares
IfrsStatementLineItems [Line Items]
Shares held in escrow	900,000
Shares issued during period forfeited and cancelled	900,000
Derivative financial liabilities | $		$ 4,797,717
Increase (decrease) in credit derivative, fair value | $			$ 470,114
Vital Intelligence Inc [member]
IfrsStatementLineItems [Line Items]
Number of shares issued				1,200,000
Vital Intelligence Inc [member] | Brand [member]
IfrsStatementLineItems [Line Items]
Royalty Percentage		0.0025
Royalty discount percentage		0.144
Vital Intelligence Inc [member] | Software [member]
IfrsStatementLineItems [Line Items]
Royalty Percentage		0.050
Royalty discount percentage		0.144
Asset Purchase Agreement [member] | Vital Intelligence Inc [member]
IfrsStatementLineItems [Line Items]
Payments to acquire assets | $		$ 500,000
Number of shares issued		1,200,000
Explanation of nature and amount of significant transactions		the Company with each unit being comprised of one common share and one warrant (the “Acquisition”). Each warrant will entitle the holder to acquire one common share for a period of 24 months following closing for $13.35 and the Company will be able to accelerate the expiry date of the warrants after one year in the event the underlying common shares have a value of at least 30% greater than the exercise price of the warrants. The units will be held in escrow with 300,000 units being released at closing and the remainder to be released upon the Company reaching certain revenue milestones received from the purchased assets
Warrant exercise price per share | $ / shares		$ 13.35
Escrow deposit units		300,000
Description for Number of Shares Issued		The units were issued on March 22, 2021. On August 19, 2021 the parties agreed to reduce the final payment from $250,000 to $227,984 due to certain assets listed in the purchase agreement had not been delivered by Vital.
Asset Purchase Agreement [member] | Vital Intelligence Inc [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Final payment | $	$ 227,984
Asset Purchase Agreement [member] | Vital Intelligence Inc [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Final payment | $	$ 250,000
Escrow Agreement One [member]
IfrsStatementLineItems [Line Items]
Stock issued, shares	300,000
Escrow Agreement Two [member]
IfrsStatementLineItems [Line Items]
Stock issued, shares	300,000
Shares issued, amount | $	$ 2,000,000
Escrow Agreement Three [member]
IfrsStatementLineItems [Line Items]
Stock issued, shares	300,000
Shares issued, amount | $	$ 4,000,000
Escrow Agreement Four [member]
IfrsStatementLineItems [Line Items]
Stock issued, shares	300,000
Shares issued, amount | $	$ 6,000,000